Public Offering - Reconciliation of Class A Common Stock (Details) - USD ($)		5 Months Ended	12 Months Ended
	Jan. 22, 2021	Dec. 31, 2020	Dec. 31, 2021
Class of Stock [Line Items]
Total mezzanine equity		$ 567,463,000	$ 568,483,000
Gores Metropoulos II, Inc.
Class of Stock [Line Items]
Gross proceeds	$ 450,000,000	0	450,000,000
Class A shares issuance costs		(131,686)	(613,020)
Gores Metropoulos II, Inc. | Class A Common Stock
Class of Stock [Line Items]
Total mezzanine equity		$ 0	450,000,000
Gores Metropoulos II, Inc. | Class A Common Stock | Initial Public Offering
Class of Stock [Line Items]
Gross proceeds			450,000,000
Class A shares issuance costs			(24,444,879)
Accretion of carrying value to redemption value			(40,734,879)
Total mezzanine equity			450,000,000
Gores Metropoulos II, Inc. | Class A Common Stock | Initial Public Offering | Public warrants
Class of Stock [Line Items]
Proceeds allocated to public warrants			$ (16,290,000)